NOTES PAYABLE – RELATED PARTIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Notes Payable Related Parties
SCHEDULE OF NOTES PAYABLE RELATED PARTY

Notes payable with related parties consists of the following at June 30, 2022 and December 31, 2021:

	June 30, 2022	December 31, 2021

Note payable – related party (a)	$1,352,651	$1,352,651
Note payable – related party (b)	200,000	-
Note payable – related party (c)	125,500	125,500
Note payable – related party (d)	50,500	53,500
Total notes payable – related parties	1,728,651	1,531,651
Notes payable – related parties, current portion	(1,728,651)	(6,000)
Notes payable – related parties, net of current portion	$-	$1,525,651

(a)	On April 4, 2019, the Company entered into an unsecured Line of Credit Agreement with Robert Clark. Mr. Clark is the Company’s President, Chief Executive Officer, Secretary, and Chairman of the Board. The agreement established a revolving line of credit in the amount of up to $1,500,000. Advances under this line of credit bear interest at the rate of 3.75 percent per annum. The line of credit matures on April 4, 2023, at which time all outstanding principal amounts and accrued interest are due and payable. At June 30, 2022 and December 31, 2021, outstanding principal was $1,352,651 and $1,352,651, respectively.

(b)	On May 6, 2022, the Company entered into an unsecured Line of Credit Agreement with Robert Clark. Mr. Clark is the Company’s President, Chief Executive Officer, Secretary, and Chairman of the Board. The agreement established a revolving line of credit in the amount of up to $300,000. Advances under this line of credit bear interest at the rate of 3.75 percent per annum. The line of credit matures on May 6, 2023, at which time all outstanding principal amounts and accrued interest are due and payable. At June 30, 2022 the outstanding principal was $200,000.

(c)	On August 29, 2019, the Company entered into an unsecured Line of Credit Agreement with Robert Clark. Mr. Clark is the Company’s President, Chief Executive Officer, Secretary, and Chairman of the Board. The agreement established a revolving line of credit in the amount of up to $200,000. Advances under this line of credit bear interest at the rate of 3.75 percent per annum. The line of credit matures on August 29, 2022, at which time all outstanding principal amounts and accrued interest are due and payable. At June 30, 2022 and December 31, 2021, outstanding principal was $125,500 and $125,500, respectively.

(d)	On February 19, 2019, the Company issued an unsecured Standard Promissory Note in Favor of Robert Clark, as lender, in the original principal amount of $70,000. Mr. Clark is the Company’s President, Chief Executive Officer, Secretary, and Chairman of the Board. The note bears no interest. Principal payments of $500 per month commenced in March 2019, with final payment due in March 2021. On March 15, 2022, the Company issued an Amendment to the original issued Standard Promissory Note in Favor of Robert Clark for the remaining outstanding principal of $58,000. Principal payment of $500 per month, with final payment due in March 2023. The outstanding principal balance of this note at December 31, 2021 was $53,500. During the six months ended June 30, 2022, the Company made principal payments of $3,000, leaving an outstanding principal balance of $50,500 at June 30, 2022.

Notes payable to related party consists of the following at December 31, 2021 and 2020:

	December 31, 2021	December 31, 2020

Notes payable to related party (a)	$-	$8,500
Notes payable to related party (b)	53,500	59,500
Total loans payable	53,500	68,000
Notes payable to related party, current portion	(6,000)	(12,000)
Notes payable to related party, net of current portion	$47,500	$56,000

(a)	On October 31, 2018, Kona issued a Standard Promissory Note in favor of Robert Clark, as lender, in the original principal amount of $20,000. Mr. Clark is the Company’s President, Chief Executive Officer, Secretary, and Chairman of the Board. The note bears no interest. Principal payments of $500 per month commenced in February 2019, with the final payment due in April 2021. At December 31, 2020 the balance of this note was $8,500. At December 31, 2021, this note had been paid in full.

(b)	On February 19, 2019, Gold Leaf issued a Standard Promissory Note in Favor of Robert Clark, as lender, in the original principal amount of $70,000. Robert Clark is the Board Chairman, CEO and majority shareholder. The note bears no interest. Principal payments of $500 per month commenced in March 2019, with final payment due in March 2021. On March 15, 2021, Gold Leaf issued an Amendment to the original issued Standard Promissory Note in Favor of Robert Clark for the remaining outstanding principle of $58,000. Principal payment of $500 per month, with final payment due in March 2022. The outstanding principal balance of this note at December 31, 2021 and December 31, 2020 was $53,500 and $59,500, respectively.

SCHEDULE OF NOTES PAYABLE

Notes payable consists of the following at June 30, 2022 and December 31, 2021:

	June 30, 2022	December 31, 2021

Note payable (a)	$30,193	$33,312
Note payable (b)	39,389	-
Note payable (c)	250,000	-
Less debt discount (c)	(99,031)	-
Total notes payable, net	220,551	33,312
Notes payable, current portion	(198,332)	(7,974)
Notes payable, net of current portion	$22,219	$25,338

(a)	On August 21, 2021, the Company financed the purchase of a vehicle for $34,763, after making a down payment of $20,000. The loan term is for 60 months, annual interest rate of 5.44%, with monthly principal and interest payments of $665, and secured by the purchased vehicle. At December 31, 2021, the loan balance was $33,312. During the six months ended June 30, 2022, the Company made principal payments of $3,119, leaving a loan balance of $30,193 at June 30, 2022, of which $7,974 was recorded as the current portion of loan payable on the accompanying Condensed Consolidated Balance Sheet.

(b)	In April 2021, the Company entered into a Line of Credit Agreement with Wells Fargo Bank. The Line of Credit is personally guaranteed by Robert Clark, the Company’s President, Chief Executive Officer, Secretary, and Chairman of the Board. The agreement established a revolving line of credit in the amount of up to $42,000. Advances under this line of credit bear interest at the rate of 11.50 percent per annum. The line of credit matures in 2023, at which time all outstanding principal amounts and accrued interest are due and payable. At June 30, 2022 the outstanding principal was $39,389, which was recorded as the current portion of loan payable on the accompanying Condensed Consolidated Balance Sheet.

(c)	On March 25, 2022, the Company entered into a secured debenture with an otherwise unaffiliated individual in the principal amount of $250,000. The secured note payable matures on March 24, 2023, and bears interest at the rate of 0.97 percent per annum. The secured debenture is secured by nine (9) identified motor vehicles of the Company. In connection with the issuance of the debenture, the Company issued to the lender 25 million shares of the Company’s common stock at a price of $0.004 per share. The Company determined the fair value of the 25 million shares was $135,000, which was recorded as a debt discount against the secured debenture. As of June 30, 2022, the outstanding balance of the secured debentures amounted to $250,000 and the unamortized debt discount was $99,031, which was recorded as the current portion of loan payable on the accompanying Condensed Consolidated Balance Sheets.

SCHEDULE OF SUMMARY OF WARRANTS

A summary of warrants for the six months ended June 30, 2022, is as follows:

		Weighted
	Number	Average
	of	Exercise
	Warrants	Price
Balance outstanding, December 31, 2021	170,000,000	$0.03
Warrants granted	8,333,333	0.03
Warrants exercised	-	-
Warrants expired or forfeited	-	-
Balance outstanding, June 30, 2022	178,333,333	$0.03
Balance exercisable, June 30, 2022	178,333,333	$0.03

A summary of warrants for the years ended December 31, 2021 and 2020, is as follows:

		Weighted
	Number	Average
	of	Exercise
	Warrants	Price
Balance outstanding, December 31, 2019	-	$-
Warrants granted	20,000,000	0.05
Warrants exercised	-	-
Warrants expired or forfeited	-	-
Balance outstanding, December 31, 2020	20,000,000	0.05
Warrants granted	150,000,000	0.03
Warrants exercised	-	-
Warrants expired or forfeited	-	-
Balance outstanding, December 31, 2021	170,000,000	$0.03
Balance exercisable, December 31, 2021	170,000,000	$0.03

SCHEDULE OF OUTSTANDING WARRANTS

Information relating to outstanding warrants at June 30, 2022, summarized by exercise price, is as follows:

	Outstanding			Exercisable
Exercise Price Per Share	Shares	Life (Years)	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
$0.03	158,333,333	2.01	$0.03	158,333,333	$0.03
$0.05	20,000,000	0.87	$0.05	20,000,000	$0.02
	178,333,333	1.89	$0.03	178,333,333	$0.03

Information relating to outstanding warrants at December 31, 2021, summarized by exercise price, is as follows:

	Outstanding			Exercisable
Exercise Price Per Share	Shares	Life (Years)	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
$0.03	150,000,000	2.46	$0.03	150,000,000	$0.03
$0.05	20,000,000	1.37	$0.05	20,000,000	$0.05
	170,000,000	2.33	$0.03	170,000,000	$0.03